Intangible Assets	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Intangible Assets

Note 5: Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000. The patent was acquired in the period ending September 30, 2012 and has a remaining life of 16 years.

Note 6:  Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000.  The patent was acquired in the quarter ended September 30, 2012 and has a remaining useful life of 16 years.  The intangible asset is amortized over 16 years at a monthly amortization expense of $78.  The accumulated amortization expense for the three and six months period ending March 31, 2013 was $234 and $468, respectively.